Cannabis Growth Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 61.5%
	AGRICULTURAL CHEMICALS — 1.3%
350	Scotts Miracle-Gro Co.	$80,906
	AGRICULTURAL PRODUCER — 7.8%
41,900	Village Farms International, Inc.*,1	468,023
	BIOTECHNOLOGY — 1.9%
16,000	Cardiol Therapeutics, Inc. - Class A*	55,190
50,000	Willow Biosciences, Inc.*	59,795
		114,985
	EXTRACTION — 3.6%
75,000	Valens Co., Inc.*	215,994
	INDUSTRIALS — 3.1%
2,800	Hydrofarm Holdings Group, Inc.*	183,960
	INVESTING & FINANCE — 1.7%
55,000	RIV Capital, Inc.*	102,465
	PHARMACEUTICAL — 23.4%
31,500	Aphria, Inc.*	484,470
19,600	Canopy Growth Corp.*	528,220
7,500	Charlottes Web Holdings, Inc.*	30,203
32,000	Cronos Group, Inc.*	260,480
6,000	HEXO Corp.*,1	40,320
25,000	Organigram Holdings, Inc.*	66,375
		1,410,068
	REIT — 9.6%
10,500	AFC Gamma, Inc.*	238,560
1,850	Innovative Industrial Properties, Inc. - REIT	338,790
		577,350
	RETAIL — 8.2%
175,000	Fire & Flower Holdings Corp.*	158,030
7,700	GrowGeneration Corp.*	335,720
		493,750
	TOBACCO — 0.9%
12,500	Greenlane Holdings, Inc. - Class A*,1	55,000
	TOTAL COMMON STOCKS
	(Cost $3,225,505)	3,702,501

Cannabis Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2021 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES / ETFS — 34.9%
	HEALTHCARE — 34.9%
49,250	AdvisorShares Pure U.S. Cannabis ETF *,1	2,101,005
	TOTAL INVESTMENT COMPANIES / ETFS
	(Cost $1,699,017)	2,101,005

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 1.1%
	CALL OPTIONS — 1.1%
80	AdvisorShares Pure U.S. Cannabis ETF* Exercise Price: $40.00, Notional Amount: $320,000 Expiration Date: January 21, 2022	$67,200
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $62,933)	67,200

Number of Shares
	SHORT-TERM INVESTMENTS — 20.8%
1,252,185	BlackRock FedFund- Institutional Shares, 0.03%[2,3]	1,252,185
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,252,185)	1,252,185
	TOTAL INVESTMENTS — 118.3%
	(Cost $6,239,640)	7,122,891
	Liabilities in Excess of Other Assets — (18.3)%	(1,100,232)
	TOTAL NET ASSETS — 100.0%	$6,022,659

ETF – Exchange-Traded Fund
REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]All or a portion of shares are on loan. Total loaned securities had a fair value of $1,221,906 at April 30, 2021.
[2]Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $1,252,185 at April 30, 2021, which represents 20.79% of Net Assets.
[3]The rate is the annualized seven-day yield at period end.